INVESTMENT IN JOINT VENTURE (Details 3)	4 Months Ended		12 Months Ended
	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Aug. 03, 2021 USD ($)
Statement [Line Items]
Net Loss	$ 927		$ (927)
Other comprehensive income (loss)		$ 0
Reconciliation of JCU net assets to Denison investment carrying value:
Net assets of JCU-at acquisition	43,711,000
Net Loss	$ 927
Denison ownership interest	50.00%	50.00%
Net assets of JCU-at December 31, 2021		$ 42,784,000	$ 42,784			$ 43,711
Denison share of net assets of JCU	$ 21,392,000
Revenue				$ 20,000,000	$ 14,423,000
Joint Venture
Reconciliation of JCU net assets to Denison investment carrying value:
Revenue	$ 21,392